Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets, Net [Abstract]
Balance, at January 1,	$ 499,326
Net translation differences	1,272 [1]
Balance, at December 31,	$ 500,598

[1]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.